Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Benefit Plans
Matching contributions by the Company for first 3% of each participant's salary contributed (as a percent)	100.00%	100.00%
Percentage of employees' salary contributed matched 100% by employer	3.00%	3.00%
Matching contributions by the Company for next 2% of each participant's salary contributed (as a percent)	50.00%	50.00%
Percentage of employees' salary contributed matched 50% by employer	2.00%	2.00%
Contributions made by the Company to defined contribution savings plan	$ 264	$ 143